Accounts Receivable, Net - Balance of accounts receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, gross	¥ 344,664	¥ 382,197
Allowance for expected credit losses	(70,365)	(85,419)
Accounts receivable, net	¥ 274,299	¥ 296,778